Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Preparation

(a) Basis of Preparation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). All intercompany balances and transactions are eliminated.

The consolidated financial statements include the financial statements of the entities listed in Note 4—Subsidiaries.

Business combinations

As discussed in Note 1—Description of Business, under the Partnership’s Partnership Agreement, the General Partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2013 until the time of the Partnership’s first AGM on June 25, 2013, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership’s board of directors. From the date of the Partnership’s first annual meeting of common unitholders, four of the seven board members became electable by the common unitholders and accordingly, from this date, KNOT, as the owner of the General Partner, no longer retains the power to control the Partnership’s board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with KNOT and as a consequence, the Partnership has not accounted for any acquisitions from KNOT after June 25, 2013 as a transfer of equity interests between entities under common control.

Business combinations are accounted for under the acquisition method. On acquisition, the identifiable assets, liabilities and contingent liabilities are measured at their fair values at the date of acquisition. Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill. Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition. The consideration transferred for an acquisition is measured at fair value of the consideration given. Acquisition related costs are expensed as incurred. The results of operations of the acquired businesses are included in the consolidated results as of the date of the applicable acquisition.

Reporting Currency

(b) Reporting Currency

The consolidated financial statements are prepared in the reporting currency of U.S. Dollars. The functional currency of the vessel-owning Partnership subsidiaries is the U.S. Dollar, because the subsidiaries operate in the international shipping market, in which all revenues are U.S. Dollar-denominated and the majority of expenditures are made in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. As of the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Use of Estimates

(c) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include depreciation and impairment of vessels, purchase price allocation, goodwill impairment (for year ended December 31, 2015) and income taxes.

Revenues and Operating Expenses

(d) Revenues and Operating Expenses

The Partnership recognizes revenues from time charters and bareboat charters as operating leases on a straight-line basis over the term of the charter, net of any commissions. Under time charters, revenue is not recognized during days the Vessel is off-hire. Revenue is recognized from delivery of the Vessel to the charterer, until the end of the contract period. Under time charters, the Partnership is responsible for providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off-hire. Fees received from customers for customized equipment are deferred and recognized over the contract period. Under bareboat charters, the Partnership provides a specified Vessel for a fixed period of time at a specified day rate. The Partnership recognizes revenues from spot contracts as voyage revenues using the percentage of completion method on a discharge-to-discharge basis.

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls and agency fees. Voyage expenses are paid by the customer under time charter and bareboat charters. Voyage expenses are paid by the Partnership for spot contracts and during periods of off-hire and are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils and communication expenses. Vessel operating expenses are paid by the Partnership for time charters, spot contracts and during off-hire and are recognized when incurred.

As further discussed in Note 18—Related Party Transactions, related parties have provided the management services for the Vessels and employ the crews that work on the Vessels. The Partnership has no direct employees and, accordingly, is not liable for any pension or post-retirement benefits.

Financial Income (Expense)

(e) Financial Income (Expense)

Interest expense incurred on the Partnership’s debt incurred during the construction of the Vessels exceeding one year are capitalized during the construction period.

Other finance expense includes external bank fees, financing service fees paid to related parties and guarantee commissions paid to external and related parties in connection with the Partnership’s debt and other bank services.

Cash and Cash Equivalents	(f) Cash and Cash Equivalents The Partnership considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
Restricted Cash	(g) Restricted Cash Restricted cash consists of bank deposits, which may only be used to settle principal payments under the Partnership’s Vessel financing agreements.
Trade Accounts Receivable

(h) Trade Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Under terms of the current time charters and bareboat charters, the customers are committed to pay for the full month’s charter the first day of each month. See Note 2(r)—Prepaid Charter and Deferred Revenue. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership establishes provisions for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these provisions, the Partnership considers the financial condition of the customer as well as specific circumstances related to the receivable. Receivable amounts determined to be unrecoverable are written-off. There were no allowances for doubtful accounts or amounts written off against the allowance for doubtful accounts as of December 31, 2016 and 2015. The Partnership does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(i) Inventories

Inventories, which are comprised principally of lubricating oils, are stated at the lower of cost or market. For vessels on time charters or bareboat charters, there are no bunkers, as the charterer supplies the bunkers, which principally consist of fuel oil. Cost is determined using the first-in, first-out method for all inventories.

Other Current Assets	(j) Other Current Assets Other current assets principally consist of prepaid expenses, the current portion of deferred cost and other receivables.
Vessels and Equipment

(k) Vessels and Equipment

Vessels and equipment are stated at the historical acquisition or construction cost, including capitalized interest, supervision and technical and delivery cost, net of accumulated depreciation and impairment loss, if any. Expenditures for subsequent conversions and major improvements are capitalized, provided that such costs increase the earnings capacity or improve the efficiency or safety of the vessels.

Generally, the Partnership drydocks each vessel every 60 months until the vessel is 15 years old and every 30 months thereafter, as required for the renewal of certifications issued by classification societies. For vessels operating on time charters, the Partnership capitalizes the costs directly associated with the classification and regulatory requirements for inspection of the vessels, major repairs and improvements incurred during drydocking. Drydock cost is depreciated on a straight-line basis over the period until the next planned drydocking takes place. The Partnership expenses costs related to routine repairs and maintenance performed during drydocking or as otherwise incurred. For vessels that are newly built or acquired, an element of the cost of the vessel is initially allocated to a drydock component and depreciated on a straight-line basis over the period until the next planned drydocking. When significant drydocking expenditures occur prior to the expiration of this period, the Partnership expenses the remaining balance of the original drydocking cost in the month of the subsequent drydocking. For vessels operating on bareboat charters, the charterparty bears the cost of any drydocking.

Depreciation on vessels and equipment is calculated on a straight-line basis over the asset’s estimated useful life, less an estimated residual value, as follows:

Useful Life
Hull	25 years
Anchor-handling, loading and unloading equipment	25 years
Main/auxiliary engine	25 years
Thruster, dynamic positioning systems, cranes and other equipment	25 years
Drydock costs	2.5–5 years

A Vessel is depreciated to its estimated residual value, which is calculated based on the weight of the ship and estimated steel price. Any cost related to the disposal is deducted from the residual value.

Capitalized Interest	(l) Capitalized Interest Interest expense incurred on the Partnership’s debt during the construction of the Vessels exceeding one year is capitalized during the construction period.
Impairment of Long-Lived Assets

(m) Impairment of Long-Lived Assets

Vessels and equipment, vessels under construction and intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Partnership first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill and Intangibles

(n) Goodwill and Intangibles

The Partnership allocates the cost of acquired companies to the identifiable tangible and intangible assets and liabilities acquired, with the remaining amount being classified as goodwill. Goodwill is not amortized but is reviewed for impairment annually or more frequently if impairment indicators are identified.

The Partnership tests goodwill for impairment using a two-step analysis, with the option of performing a qualitative assessment before performing the first step of the two-step analysis, whereby the carrying value of the reporting unit is compared to its fair value in the first step. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. An impairment charge is recognized for the amount by which the carrying amount of goodwill exceeds its fair value. The fair value is estimated using the net present value of discounted cash flows of the reporting unit. The Partnership has only one reporting unit.

Other intangible assets represent contractual rights for charters obtained in connection with a step acquisition that had favorable contractual terms relative to market as of the acquisition date. Contractual rights for charters obtained in connection with a step acquisition that had unfavorable contractual terms are classified as contract liabilities in the consolidated balance sheets. The favorable and unfavorable contract rights are amortized to revenues over the period of the contract.

Debt Issuance Costs

(o) Debt Issuance Costs

Debt issuance costs, including fees, commissions and legal expenses, are deferred and presented net of debt. Debt issuance costs of term loans are amortized over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Derivative Instruments

(p) Derivative Instruments

The Partnership uses derivatives to reduce market risks associated with its operations. The Partnership uses interest rate swaps for the management of interest risk exposure. The interest rate swaps effectively convert a portion of the Partnership’s debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Partnership seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently measured to fair value. The Partnership does not apply hedge accounting to its derivative instruments. Changes in the fair value of the derivative instruments are recognized in earnings. Gains and losses from the interest rate swap contracts of the Partnership related to long-term mortgage debt and foreign exchange forward contracts are recorded in realized and unrealized gain (loss) on derivative instruments in the consolidated statements of operations. Cash flows related to interest rate swap contracts are presented as cash flows provided by operating activities. Cash flows related to foreign exchange forward contracts entered into to economically hedge operating expenses in currencies other than U.S. Dollars are presented as cash flows provided by operating activities in the consolidated statements of cash flows, while cash flows related to foreign exchange forward contracts entered into to hedge contractual obligations to pay the shipyard in currencies other than functional currency of U.S. Dollars are presented as cash flows used in investing activities in the consolidated statements of cash flows.

Income Taxes

(q) Income Taxes

Historically, part of the Partnership’s activities were subject to ordinary taxation and taxes were paid on taxable income (including operating income and net financial income and expense), while part of the activities were subject to the Norwegian Tonnage Tax regime (the “tonnage tax regime”). Under the tonnage tax regime, the tax is based on the tonnage of the vessel, and operating income is tax free. The net financial income and expense remains taxable as ordinary income tax for entities subject to the tonnage tax regime. Income taxes arising from the part of activities subject to ordinary taxation are included in income tax expense in the consolidated statements of operations. For the portion of activities subject to the tonnage tax regime, tonnage taxes are classified as vessel operating expenses while the current and deferred taxes arising on net financial income and expense are reflected as income tax expense in the consolidated statements of operations. The amounts of tonnage tax included in operating expenses for the years ended December 31, 2016, 2015 and 2014 were $161,655, $132,000 and $126,000, respectively.

The Partnership accounts for deferred income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the financial statements based on U.S. GAAP guidance. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense.

Prepaid Charter and Deferred Revenue

(r) Prepaid Charter and Deferred Revenue

Under terms of the time charters and bareboat charters, the customer pays for the month’s charter the first day of each month that is recorded as prepaid charter revenues. Deferred revenues for fees received from customers for customized equipment are classified as prepaid charter and deferred revenue for the current portion and as other long-term liabilities for the non-current portion.

Commitments, Contingencies and Insurance Proceeds

(s) Commitments, Contingencies and Insurance Proceeds

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 19—Commitments and Contingencies.

Insurance claims for property damage for recoveries up to the amount of loss recognized are recorded when the claims submitted to insurance carriers are probable of recovery. Claims for property damage in excess of the loss recognized and for loss off-hire are considered gain contingencies, which are generally recognized when the proceeds are received.

Fair Value Measurements

(t) Fair Value Measurements

The Partnership utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Partnership determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Recently Adopted Accounting Pronouncements

u) Recently Adopted Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued revised guidance for the classification of debt issuance cost; Simplifying the Presentation of Debt Issuance Cost . Under the new guidance, deferred debt issuance cost will no longer be classified as assets but presented as a direct deduction from the carrying amount of the associated debt in the balance sheet. The presentation in the balance sheet is required to be adjusted on a retrospective basis. The amendments are effective for annual and interim periods beginning after December 31, 2015 and early adoption is permitted. The Partnership implemented the guidance as of December 31, 2016 and has adjusted the balance sheet as of December 31, 2015 on a retrospective basis. The deduction from the carrying amount of long-term debt for deferred debt issuance cost was $4.0 million as of December 31, 2015, which reduced current assets by $1.2 million and long-term assets by $2.8 million.

In August 2014, the FASB issued new guidance for Presentation of Financial Statements – Going Concern. The amendments provide guidance for management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related footnote disclosures. No disclosure is required if there is no substantial doubt regarding an entity’s ability to continue as a going concern. The Partnership implemented this guidance which did not impact the Partnership’s consolidated financial statements.

In February 2015, the FASB issued revised guidance for consolidation, Amendments to the Consolidation Analysis. This guidance modifies the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities and affects the consolidation analysis of reporting entities that are involved with variable interest entities. All legal entities are subject to re-evaluation under the revised consolidation model. The Partnership’s adoption of this guidance did not impact the Partnership’s consolidated financial statements.

There are no other recent accounting pronouncements whose adoption had a material impact on the consolidated financial statements in the current year.

New Accounting Standards Not Yet Adopted

(v) New Accounting Standards Not Yet Adopted

In February 2016, the FASB issued revised guidance for leasing. The objective is to establish the principles that lessors and lessees shall apply to report useful information to users of financial statements about the amount, timing and uncertainty of cash flows arising from a lease. The standard is effective for annual periods beginning after December 15, 2018. The Partnership is currently assessing the impact the adoption of this standard will have on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. This new standard supersedes all existing revenue recognition requirements, including most industry-specific guidance. The new standard requires a company to recognize revenue when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The new standard also requires additional qualitative and quantitative disclosures. In April 2015 the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and may apply it, at the company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as at the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Partnership has begun an initial assessment of the impact of this standard update on its consolidated financial statements and related disclosures and expects to adopt the standard from January 1, 2018. Based on the analysis to date, the Partnership does not expect the pattern of revenue recognition under the new guidance to materially differ from its current revenue recognition pattern and expects to transition using a modified retrospective approach whereby it will record the cumulative effect of applying the new standard to all outstanding contracts as at January 1, 2018 as an adjustment to opening retained earnings.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments based on a consensus of the Emerging Issues Task Force (EITF), to address the classification of certain cash receipts and cash payments on the statement of cash flows. The new guidance also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The standard will be effective for annual and interim periods beginning after December 15, 2017, with early adoption permitted. Entities are required to apply the guidance retrospectively. The Partnership is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, to address classification of activity related to restricted cash and restricted cash equivalents in the cash flows. The standard eliminates the presentation of transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents and restricted cash equivalents are presented in more than one line item on the balance sheet, a reconciliation of the totals in the cash flows to the related captions in the balance sheet are required, either on the face of the cash flow or in the notes to the financial statements. Additional disclosures are required for the nature of the restricted cash and restricted cash equivalents. The standard will be effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The Partnership is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued revised guidance for Business Combinations: Clarifying the Definition of a Business. The amendments clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions of businesses. The amendments provide a screen to determine when an acquisition is not a business. The screen may apply when substantially all of the fair value related to a single, or group of similar, identifiable asset(s). If the screen is not met, it (1) requires that to be considered a business, an acquisition must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) removes the evaluation of whether a market participant could replace the missing elements. The guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those annual periods. The Partnership is currently assessing the impact the adoption of this standard will have on future acquisitions.